As filed with the Securities and Exchange Commission on April 30, 2003 Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-6

                               SEC File #811-5563

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                        Pre-Effective Amendment No. ___                  [_]
                        Post-Effective Amendment No. 18                  [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                Amendment No. 34                          [X]

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)
                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

(Included in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, Accession No. 0001017062-03-000953, as filed on April 28, 2003, and incorporated by reference herein.)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 27. Exhibits

(1) (a) Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

    (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

(2) Inapplicable

(3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

    (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

(4) (a) Flexible Premium Variable Life Insurance Policy /1/

    (b) Annual Renewable Term Rider (form R98-AR) /1/

    (c) Accounting Benefit Rider (form R98-AB) /1/

    (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

    (e) Spouse Term Rider (form R98-ART-VL) /1/

    (f) Children's Term Rider (form R84-CT) /1/

    (g) Waiver of Charges (form R98-WC) /2/

    (h) Accidental Death Benefit (form R84-AD) /1/

    (i) Guaranteed Insurability Rider (form R84-GI) /1/

    (j) Disability Benefit Rider (form R84-DB) /1/

    (k) Surrender Charge Endorsement (E9852S) /3/

    (l) Endorsement (E9852T) /4/

    (m) Estate Tax Repeal Rider /5/

    (n) Waiver of Charges (form R48-WC)/8/

    (o) Guaranteed Insurability Rider (form R84-DB)/8/

(5) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /5/

(6) (a) Bylaws of Pacific Life Insurance Company /1/

    (b) Articles of Incorporation of Pacific Life Insurance Company /1/

(7)  Form of Reinsurance Contract

(8)  (a) Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund /6/

     (b) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 /5/

     (c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 /5/

     (d) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02 /7/

(9)  Inapplicable

(10) Inapplicable

(11) Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

(12) Inapplicable

(13) Inapplicable

(14) (a) Consent of Deloitte & Touche LLP

     (b) Consent of Dechert /1/

(15) Inapplicable

(16) Inapplicable

(17) Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

(18) Power of Attorney /7/

/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 31, 1998, File No. 333-60461, Accession Number 0001017062-98-001653.

/2/ Filed as part of Pre-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on November 19, 1998, File No. 333-60461, Accession Number 0001017062-98-002348.

/3/ Filed as part of Post-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on February 5, 1999, File No. 333-60461, Accession Number 0001017062-99-000149.

/4/ Filed as part of Post-Effective Amendment No. 8 to Registration Statement on
    Form S-6 filed via EDGAR on December 1, 2000, File No. 333-60461, Accession Number 0001017062-00-002422.

/5/ Filed as part of Post-Effective Amendment No. 10 to Registration Statement on Form S-6 filed via EDGAR on April 25, 2001, File No. 333-60461, Accession Number 0001017062-01-500078.

/6/ Filed as part of Post-Effective Amendment No. 3 to Registration Statement on
    Form S-6 filed via EDGAR on March 1, 2000, File No. 333-60461, Accession Number 0001017062-00-000590.

/7/ Filed as part of Post-Effective Amendment No. 13 to Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 333-60461, Accession Number 0001017062-02-000847.

/8/ Filed as part of Post-Effective Amendment No. 17 to Registration Statement on Form N-6 filed via EDGAR on April 28, 2003, File No. 333-60461, Accession Number 0001017062-03-000953.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 30th day of April, 2003.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ SHARON CHEEVER
     Sharon Cheever
     as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 30th day of April, 2003.

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer


*BY: /s/ SHARON CHEEVER
     Sharon Cheever
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                     Title                                  Date
____________________          Director, Chairman of the Board        __________ , 2003
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2003
Glenn S. Schafer*

____________________          Director, Executive Vice President     __________ , 2003
Khanh T. Tran*                and Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2003
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2003
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2003
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2003
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2003
James T. Morris*


*BY: /s/ SHARON CHEEVER                                          April 30, 2003
     Sharon Cheever
     as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)